Leases (Details) - Schedule of Maturities of Lease Liabilities	Jun. 30, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 87,580
2026	7,298
Total lease payments	94,878
Less: imputed interest	(1,976)
Total	$ 92,902